Nov. 18, 2025
SIMT S&P 500 Index Fund | S&P 500 Index Fund - Class F Prospectus
Change in Investment Strategies and Principal Risks of the Funds

In the Fund Summary of the Large Cap Index Fund and S&P 500 Index Fund, under the sub-heading "Principal Investment Strategies," the following text is hereby added at the end of the first paragraph:

The Fund may become "non-diversified," as defined in the Investment Company Act of 1940 Act, as amended (the "1940 Act"), as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Index Fund
S&P 500 Index Fund
(the "Funds")

Supplement Dated November 18, 2025
to the Class F Shares Prospectus, dated January 31, 2025, as amended February 26, 2025,
May 9, 2025, May 29, 2025, July 1, 2025 and November 3, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective immediately, the Funds are modifying their diversification policy under the Investment Company Act of 1940, as amended (the "1940 Act"), to reflect that each Fund intends to be diversified in approximately the same proportion as the Fund's benchmark index is diversified. The Fund may become "non-diversified," as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.